Schedule of accounts receivable net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Credit Loss [Abstract]
Accounts receivables		¥ 52,512	¥ 81,066
Less: allowance of expected credit losses		(21,782)	(20,007)	¥ (11,539)
Total	$ 4,394	¥ 30,730	¥ 61,059